Fees Summary	Jul. 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 179,178,000.00
Total Fee Amount	24,745.00
Total Offset Amount	0.00
Net Fee	$ 24,745.00
Offering Table N/A
Offset Table N/A	N/A